LOAN (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 29, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 22, 2021 $ / shares	Mar. 22, 2021 £ / shares	Feb. 18, 2020 $ / shares	Feb. 18, 2020 £ / shares
Obligation with Joint and Several Liability Arrangement [Line Items]
Warrants exercise price | (per share)						$ 1.51	£ 1.10	$ 1.30	£ 100
Amortization of debt discount		$ 119
Loan Agreement [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Loan maturity date	Jul. 01, 2026
Aggregate principal amount	$ 30,000
Term loan		$ 11,842
Interest rate, description	The term loans accrue interest at a per annum rate equal to the sum of (i) the greater of (A) the 30 day U.S. Dollar LIBOR reported in The Wall Street Journal on the last business day of the month that immediately precedes the month in which the interest will accrue and (B) 0.10% and (ii) 8.15%
Interest rate		8.25%
Debt payment description	The Company will be required to make a final payment fee of 6.00% or, if the interest only period is extended following the achievement of certain milestones, 6.50%, of the amount of the term loan drawn. The final payment fee is payable on the earlier of (i) the prepayment of the term loan, (ii) the acceleration of the term loan, or (iii) the maturity date. At the Company’s option, the Company may elect to prepay the loans subject to a prepayment fee equal to the following percentage of the principal amount being prepaid: 3% if a term loan is prepaid during the first 12 months following the date of borrowing, 2% if a term loan is prepaid after 12 months but prior to 24 months following the date of borrowing, and 1% if a term loan is prepaid any time after 24 months following the borrowing date but prior to the maturity date
Interest rate	5.00%
Warrants to purchase shares | shares	212,568
Warrants exercise price | $ / shares	$ 1.18
Warrants term	5 years
Warrants value		$ 181
Debt discount		658
Loan Agreement [Member] | Interest Expense [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Amortization of debt discount		119
Loan Agreement [Member] | Subsequent Event [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Cash					$ 7,500
Loan Agreement [Member] | Other Noncurrent Liabilities [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Loan liability		$ 61
Loan Agreement [Member] | Available and Borrowed [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Term loan	$ 12,500
Loan Agreement [Member] | Achievement of Milestone [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Term loan	7,500
Loan Agreement [Member] | Discretion of Lenders [member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Term loan	$ 10,000